Fulfillment expense (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment expense	$ 9,322	$ 10,612	$ 18,700	$ 22,429
Fulfillment expense per order basis (in dollars per share)			$ 2.28	$ 2.78
Fulfillment expense
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment staff costs	2,543	3,274	$ 5,601	$ 6,882
Fulfillment centers expense	551	774	918	1,586
Freight and shipping expense	6,228	6,564	12,181	13,961
Fulfillment expense	$ 9,322	$ 10,612	$ 18,700	$ 22,429
Percentual decrease in expenses (as a percent)			16.60%